UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington DC 20549
FORM 13F

Report for the Calendar year or Quarter Ended:  June 30, 2008

Check here if Amendment    Amendment Number:
This Amendment (Check Only One):[  ] is a restatement
				[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		Willis Investment Counsel, Inc.
Address:	710 Green Street
		Gainesville, Georgia 30501

13F File Number:  028-11914

The institutional manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  	Robert T. Willis, Jr.
Title:  Chief Investment Officer and Partner
Phone:  770-718-0706

Signature		Place			and Date of Signing
Robert T. Willis, Jr.	Gainesville, Georgia	August 7, 2008

Report Type (check only one):
[X] 13F 	HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

FORM 13F SUMMARY PAGE

Report Summary:
Number of other Included Managers:  0
Form 13F Information Table entry Total:  45
Form 13F Information Table Value Total:  371122

List of Other Included Managers:  None

		FORM 13F INFORMATION TABLE


ISSUER		TITLE	CUSIP		VALUE	SHARES  SH/PRN PUT/CALL	DSCRETN	OTHER
											VOTING AUTHORITY
											SOLE   SHARED      NONE
AIG		COM	026874107	9015	340689	SH		SOLE		202430		138259
Amgen		COM	031162100	7036	149200	SH		SOLE		82700		66500
Applied MaterialCOM	038222105	6758	354030	SH		SOLE		212020		142010
Avon		COM	054303102	9046	251140	SH		SOLE		156740		94400
Bank of NY	COM	064057102	5765	152400	SH		SOLE		152400		0
Bed Bath&Beyond	COM	075896100	9078	323050	SH		SOLE		192580		130470
Caterpillar	COM	149123101	302	4085	SH		SOLE		0		4085
Cintas Corp	COM	172908105	10246	386480	SH		SOLE		230250		156230
Coca Cola 	COM	191216100	11480	220857	SH		SOLE		153270		67587
Dell Inc	COM	24702R101	16148	738045	SH		SOLE		438360		299685
Eli Lilly 	COM	277461109	15088	326865	SH		SOLE		196630		130235
Exxon Mobile	COM	30231G102	220	2500	SH		SOLE		0		2500
Fed. Nat'l Mtg	COM	313586109	13026	667670	SH		SOLE		408270		259400
Fifth Third Banc COM	316773100	5545	544680	SH		SOLE		323730		220950
Forest Lab	COM	345838106	6248	179855	SH		SOLE		105230		74625
Fortune Bnd	COM	349631101	267	4285	SH		SOLE		0		4285
Gannett Co	COM	364730101	6449	297590	SH		SOLE		172990		124600
GE	 	COM	369604103	14282	535095	SH		SOLE		320860		214235
Harley Davidson	COM	412822108	2880	79430	SH		SOLE		20230		59200
Home Depot 	COM	437076102	14357	613031	SH		SOLE		372207		240824
IBM		COM	459044103	19284	162690	SH		SOLE		97570		65120
Intel Corp 	COM	458140100	16774	780929	SH		SOLE		485200		295729
Johnson&Johnson	COM	478160104	224	3476	SH		SOLE		0		3476
Legg Mason, Inc	COM	524901105	7837	179870	SH		SOLE		106430		73440
Marsh&Mclennan 	COM	571748102	14486	545625	SH		SOLE		333765		211860
Maxim IntegratedCOM	57772K101	10973	518795	SH		SOLE		307920		210875
MGIC Investment	COM	552848103	3447	564090	SH		SOLE		334340		229750
Microsoft Corp 	COM	594918104	10799	392544	SH		SOLE		241220		151324
New York Times	CL A	650111107	7689	499620	SH		SOLE		323970		175650
Nokia Corp	COM	654902204	7335	299398	SH		SOLE		187210		112188
Northern Trust 	COM	665859104	6679	97400	SH		SOLE		97400		0
Patterson Co	COM	703395103	9165	311835	SH		SOLE		194970		116865
Pfizer Inc	COM	717081103	14665	839432	SH		SOLE		505714		333718
Pitney Bowes	COM	724479100	10511	308249	SH		SOLE		198205		110044
Regions Fin	COM	7591EP100	3700	339137	SH		SOLE		184960		154177
SunTrust Bank	COM	867892101	454	12541	SH		SOLE		0		12541
Sysco Corp	COM	871829107	15882	577300	SH		SOLE		348690		228610
UPS		COM	911363109	5558	90410	SH		SOLE		52830		37580
Wachovia Corp 	COM	929903102	210	13554	SH		SOLE		0		13554
Walmart		COM	931142103	7676	136590	SH		SOLE		79790		56800
Waste Mgmt	COM	94106L109	7229	191710	SH		SOLE		121685		70025
Xerox	 	COM	984121103	7833	577639	SH		SOLE		366279		211360
XL Capital	COM	G98255105	6787	330085	SH		SOLE		192240		137845
Zimmer Holding	COM	98956P102	12378	181891	SH		SOLE		116435		65456
IShares TR	Lehman AGG 464287226	312	3105	SH		SOLE		0		3105